CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - ₪ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 1	₪ 1
Ordinary shares, authorized	5,000,000	5,000,000
Ordinary shares, shares issued	2,785,787	2,785,787
Ordinary shares, shares outstanding	2,785,787	2,785,787